OTHER COMPREHENSIVE INCOME OR LOSS	12 Months Ended
Feb. 29, 2020
Stockholders' Equity Note [Abstract]
OTHER COMPREHENSIVE INCOME OR LOSS
NOTE 14—OTHER COMPREHENSIVE INCOME OR LOSS
Total comprehensive earnings are defined as all changes in stockholders’ equity during a period, other than those from investments by or distributions to stockholders/members. Generally, for the Company, total comprehensive income equals net income plus or minus adjustments for interest rate swaps, pension and other post-retirement liabilities and foreign currency translation adjustments.
While total comprehensive earnings are the activity in a period and are largely driven by net earnings in that period, accumulated other comprehensive income or loss (“AOCI”) represents the cumulative balance of other comprehensive income, net of tax, as of the balance sheet date. AOCI is primarily the cumulative balance related to interest rate swaps, pension and other post-retirement benefit adjustments and foreign currency translation adjustments. Changes in the AOCI balance by component are shown below (in millions):

	Fiscal 2019
	Total	Interest rate swaps	Pension and Post- retirement benefit plan items	Foreign currency translation adjustments	Other
Beginning AOCI balance	$91.3	$3.4	$88.8	$(1.4)	$0.5
Cumulative effect of accounting change (1)	16.6	1.2	14.9	—	0.5
Other comprehensive (loss) income before reclassifications	(356.2)	(45.8)	(315.2)	0.3	4.5
Amounts reclassified from Accumulated other comprehensive (loss) income	46.9	35.4	11.5	—	—
Tax benefit (expense)	82.9	5.8	78.3	—	(1.2)

Current-period other comprehensive (loss) income, net	(209.8)	(3.4)	(210.5)	0.3	3.8

Ending AOCI balance	$(118.5)	$—	$(121.7)	$(1.1)	$4.3

(1)	Related to the adoption of ASU
2018-02,
 ”
Income Statement—Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income.
” See Note 1—Description of business, basis of presentation and summary of significant accounting policies for additional information.

	Fiscal 2018
	Total	Interest rate swaps	Pension and Post- retirement benefit plan items	Foreign currency translation adjustments	Other
Beginning AOCI balance	$191.1	$18.9	$171.9	$(1.1)	$1.4
Other comprehensive loss before reclassifications	(129.8)	(18.6)	(110.0)	(0.3)	(0.9)
Amounts reclassified from Accumulated other comprehensive (loss) income	(5.6)	(2.3)	(2.7)	—	(0.6)
Tax benefit	35.6	5.4	29.6	—	0.6

Current-period other comprehensive loss, net	(99.8)	(15.5)	(83.1)	(0.3)	(0.9)

Ending AOCI balance	$91.3	$3.4	$88.8	$(1.4)	$0.5